Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	$ 48,589	$ 36,968	$ 58,752
Revenues	14,535,024	11,238,976	13,053,376
Revenue from construction contracts	1,203,370	807,671	770,356
Regulatory agreement revenue		17,842	261,185
Updating of financial assets related to electricity distribution concessions in Brazil	246,750	99,071	73,345
Other income	207,192	128,185	229,195
Total other operating income	1,657,312	1,052,769	1,334,081
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	17,252	5,962	9,900
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	12,807,702	9,655,212	11,282,254
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	3,850,268	2,144,039	2,091,002
Generation [Member] | Resolution No. 32/2015
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	763,612	397,653	450,145
Generation [Member] | Unregulated Customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,401,833	883,045	1,045,965
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,678,503	852,363	577,579
Generation [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	6,320	10,978	17,313
Electricity Distribution [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	8,957,434	7,511,173	9,191,252
Electricity Distribution [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	818,569	730,548	978,321
Electricity Distribution [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	5,477,397	4,334,457	5,038,300
Electricity Distribution [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,978,044	1,760,922	2,302,100
Electricity Distribution [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	683,424	685,246	872,531
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	20,690	24,145	39,815
Other Fuel [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	10,647	6,861	9,037
Revenue from Other Services [member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,678,733	1,546,796	1,712,370
Revenue from Other Services [member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,393,406	1,280,994	1,433,538
Revenue from Other Services [member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	116	126	118
Revenue from Other Services [member] | Public Lighting , Connection And Electrical Advisories [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	187,532	177,818	191,392
Revenue from Other Services [member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 97,679	$ 87,858	$ 87,322